Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Cash and due from banks, including reserve requirements of $0 at both 12/31/23 and 12/31/22	$ 32,819,000	$ 50,061,000
Interest-bearing deposits	49,556,000	21,535,000
Cash and cash equivalents	82,375,000	71,596,000
Investment securities available for sale	391,924,000	445,394,000
Other investments	2,874,000	2,656,000
Total securities	394,798,000	448,050,000
Mortgage loans held for sale	686,000	211,000
Loans	1,093,066,000	1,032,608,000
Less allowance for credit losses	(11,041,000)	(10,494,000)
Net loans	1,082,025,000	1,022,114,000
Premises and equipment, net	16,702,000	18,205,000
Cash surrender value of life insurance	18,134,000	17,703,000
Right of use lease asset	4,731,000	5,116,000
Accrued interest receivable and other assets	36,459,000	37,932,000
Total assets	1,635,910,000	1,620,927,000
Deposits:
Noninterest-bearing demand	432,687,000	523,088,000
Interest-bearing demand, MMDA & savings	620,244,000	814,128,000
Time, over $250,000	148,904,000	31,001,000
Other time	190,210,000	66,998,000
Total deposits	1,392,045,000	1,435,215,000
Securities sold under agreements to repurchase	86,715,000	47,688,000
Junior subordinated debentures	15,464,000	15,464,000
Lease liability	4,832,000	5,185,000
Accrued interest payable and other liabilities	15,838,000	12,180,000
Total liabilities	1,514,894,000	1,515,732,000
Shareholders' equity:
Preferred stock, no par value; authorized 5,000,000 shares; no shares issued and outstanding	0	0
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,534,499 shares at December 31, 2023 and 5,636,830 shares at December 31, 2022	50,625,000	52,636,000
Common stock held by deferred compensation trust, at cost; 163,702 shares at December 31, 2023 and 169,094 shares at December 31, 2022	(1,910,000)	(2,181,000)
Deferred compensation	1,910,000	2,181,000
Retained earnings	109,756,000	100,156,000
Accumulated other comprehensive loss	(39,365,000)	(47,597,000)
Total shareholders' equity	121,016,000	105,195,000
Total liabilities and shareholders' equity	$ 1,635,910,000	$ 1,620,927,000